LOANS AND BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2024
LOANS AND BORROWINGS [Abstract]
Loans and Borrowings
	2024	2023
	US$	US$
Current
Lease liabilities	439,382	376,655
Other loans and borrowings	6,373	5,971
Total current loans and borrowings	445,755	382,626

Non-current
Lease liabilities	1,026,398	567,796
Other loans and borrowings	18,520	24,892
Total non-current loans and borrowings	1,044,918	592,688

Total loans and borrowings	1,490,673	975,314

Reconciliation of Loans and Borrowings
(a)	Reconciliation

	Balance at July 1, 2023	Additions	Repayments	Balance at June 30, 2024
	US$	US$	US$	US$
Lease liabilities	944,451	939,195	(417,866)	1,465,780
Other loans and borrowings	30,863	-	(5,970)	24,893
Total loans and borrowings	975,314	939,195	(423,836)	1,490,673